Derivatives (Credit Risk on Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	$ 181	$ 143
Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	2
Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	2	28
Fixed Maturities [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 161	$ 121